Share Based Compensation - Additional Information (Details) - CNY (¥)	1 Months Ended				6 Months Ended	12 Months Ended				30 Months Ended	48 Months Ended
	Jul. 31, 2021	Jun. 30, 2021	Apr. 30, 2021	Mar. 31, 2016	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 18, 2021	Dec. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense						¥ 174,236,000	¥ 454,552,000
Share options granted						3,559,433
Weighted average grant date fair value per share, Granted						¥ 22.46	¥ 57.05	¥ 40.90
Aggregate intrinsic value, Exercised						¥ 135,949,000	¥ 16,372,000	¥ 0
Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	3 years
Share-based compensation expense						¥ 4,295,000	164,268,000
Number of shares, granted						172,333
Unrecognized compensation expense						¥ 1,751,000					¥ 1,751,000
Number of shares vested						138,833
Weighted average grant date fair value						¥ 3,960,000	163,992,000
Intrinsic value, vested						3,845,000	¥ 162,343,000
Intrinsic value, outstanding						1,690,000					1,690,000
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense						169,941,000
Total unrecognized compensation expenses related to options for the future period						¥ 224,042,000					¥ 224,042,000
Unrecognized compensation expenses, weighted average recognition period						1 year 6 months 21 days
2016 Plan | Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, granted	16,500
2016 Plan | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period				4 years
Share-based compensation expense										¥ 0
Share options expiration period											10 years
2016 Plan | Stock Options | Performance Condition (IPO Condition)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options granted		6,343,363	6,343,363					1,726,988	4,074,384
2016 Plan | Stock Options | Service Condition
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options granted					525,706	3,559,433
2016 Plan | Ordinary Shares | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate number of shares issued				21,920,964
2021 Plan | Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, granted			2,964,091			172,333
Number of shares vested						133,333
2021 Plan | First and Second Anniversary | Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares vested						30,000
2021 Plan | First, Second and Third Anniversary | Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares vested						9,000
2021 Plan | Ordinary Shares | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate number of shares issued					6,021,619		6,021,619